Provisions and other liabilities - Summary of Jubilee Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Total other provisions	€ 7,332	€ 30,436
Defined benefit provision
Disclosure of other provisions [line items]
Other current provisions	37	37
Other non-current provisions	500	500
Total other provisions	537	537
Warranty provision
Disclosure of other provisions [line items]
Other current provisions	249	218
Other non-current provisions	77	72
Total other provisions	326	290
Share-based payment provision
Disclosure of other provisions [line items]
Other current provisions	0	16,677
Other non-current provisions	0	10,217
Total other provisions	0	26,894
Subsidy provision
Disclosure of other provisions [line items]
Other current provisions	1,425	1,649
Other non-current provisions	4,899	924
Total other provisions	6,324	2,573
Other provisions
Disclosure of other provisions [line items]
Other current provisions	62	62
Other non-current provisions	83	80
Total other provisions	145	142
Total provisions and other liabilities
Disclosure of other provisions [line items]
Other current provisions	1,773	18,643
Other non-current provisions	€ 5,559	€ 11,793